JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.8%
AAR Corp. *	13	537
Aerojet Rocketdyne Holdings, Inc.	25	1,160
Axon Enterprise, Inc. *	20	2,778
Curtiss-Wright Corp.	13	1,589
Kaman Corp.	32	1,662
Moog, Inc., Class A	9	788
Triumph Group, Inc. *	15	272

		8,786

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. *	8	484
Echo Global Logistics, Inc. *	9	286
Forward Air Corp.	10	888
Hub Group, Inc., Class A *	57	3,819
XPO Logistics, Inc. *	33	4,043

		9,520

Airlines — 0.4%
Allegiant Travel Co. *	5	1,196
Hawaiian Holdings, Inc. *	15	392
JetBlue Airways Corp. *	100	2,026
SkyWest, Inc. *	17	926

		4,540

Auto Components — 1.9%
Adient plc *	32	1,410
American Axle & Manufacturing Holdings, Inc. *	45	436
Cooper Tire & Rubber Co.	17	957
Dana, Inc.	105	2,550
Fox Factory Holding Corp. *	13	1,677
Gentex Corp.	78	2,796
Gentherm, Inc. *	10	771
Goodyear Tire & Rubber Co. (The) *	115	2,017
LCI Industries	8	1,032
Lear Corp.	29	5,328
Patrick Industries, Inc.	9	740
Visteon Corp. *	9	1,049

		20,763

Automobiles — 0.5%
Harley-Davidson, Inc.	49	1,949
Thor Industries, Inc.	18	2,444
Winnebago Industries, Inc.	12	951

		5,344

Banks — 7.6%
Ameris Bancorp	22	1,176
Associated Banc-Corp.	116	2,473
Banc of California, Inc.	12	222
BancorpSouth Bank	34	1,109
Bank OZK	40	1,639
Banner Corp.	46	2,471
Berkshire Hills Bancorp, Inc.	48	1,062
Boston Private Financial Holdings, Inc.	24	324
Brookline Bancorp, Inc.	23	344
Cadence BanCorp	37	765
Cathay General Bancorp	25	1,013
CIT Group, Inc.	34	1,741
Columbia Banking System, Inc.	20	855
Commerce Bancshares, Inc. (a)	34	2,589
Cullen/Frost Bankers, Inc. (a)	8	859
Customers Bancorp, Inc. *	100	3,185
Dime Community Bancshares, Inc.	15	459
Eagle Bancorp, Inc.	45	2,416
East West Bancorp, Inc.	55	4,093
First BanCorp (Puerto Rico)	75	842
First Commonwealth Financial Corp.	35	496
First Financial Bancorp	13	317
First Horizon Corp.	175	2,959
First Midwest Bancorp, Inc. (a)	117	2,559
FNB Corp.	105	1,327
Fulton Financial Corp.	65	1,109
Great Western Bancorp, Inc.	21	648
Hancock Whitney Corp.	68	2,865
Hanmi Financial Corp.	44	870
Hope Bancorp, Inc.	51	771
Independent Bank Group, Inc.	12	845
International Bancshares Corp.	17	798
NBT Bancorp, Inc.	11	432
OFG Bancorp (Puerto Rico)	17	378
Pacific Premier Bancorp, Inc.	78	3,393
PacWest Bancorp	39	1,500
Pinnacle Financial Partners, Inc. (a)	26	2,300
Prosperity Bancshares, Inc.	30	2,253
Signature Bank	22	4,930
Sterling Bancorp	71	1,623
Synovus Financial Corp.	54	2,448
TCF Financial Corp.	52	2,404
Texas Capital Bancshares, Inc. * (a)	16	1,163
Triumph Bancorp, Inc. *	7	557
Trustmark Corp.	20	687
UMB Financial Corp.	12	1,071
Umpqua Holdings Corp.	74	1,296
United Bankshares, Inc.	41	1,562
United Community Banks, Inc.	88	3,002
Valley National Bancorp	127	1,738
Veritex Holdings, Inc.	17	570
Webster Financial Corp.	30	1,648
Wintrust Financial Corp.	39	2,965

		83,121

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	3	3,740
Coca-Cola Consolidated, Inc.	2	433

		4,173

Biotechnology — 1.3%
Arrowhead Pharmaceuticals, Inc. *	50	3,335
Eagle Pharmaceuticals, Inc. *	35	1,457
Emergent BioSolutions, Inc. *	5	437
Myriad Genetics, Inc. *	21	652
REGENXBIO, Inc. *	75	2,541
Spectrum Pharmaceuticals, Inc. *	100	326
United Therapeutics Corp. *	32	5,309

		14,057

Building Products — 1.4%
American Woodmark Corp. *	5	513
Apogee Enterprises, Inc. (a)	9	368
Builders FirstSource, Inc . *	65	3,014
Gibraltar Industries, Inc. *	10	878
Insteel Industries, Inc.	7	204
Lennox International, Inc.	8	2,510

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Owens Corning	36	3,325
PGT Innovations, Inc. *	16	414
Quanex Building Products Corp.	30	776
Resideo Technologies, Inc. *	40	1,133
UFP Industries, Inc.	20	1,491

		14,626

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	11	1,595
Blucora, Inc. *	40	664
Brightsphere Investment Group, Inc.	43	880
Evercore, Inc., Class A	13	1,726
FactSet Research Systems, Inc.	12	3,702
Federated Hermes, Inc.	65	2,038
Janus Henderson Group plc	6	193
Piper Sandler Cos.	4	450
SEI Investments Co.	37	2,269
Stifel Financial Corp.	66	4,220
Virtus Investment Partners, Inc.	9	2,049

		19,786

Chemicals — 2.6%
AdvanSix, Inc. *	10	257
Ashland Global Holdings, Inc.	41	3,613
Avient Corp.	73	3,446
Cabot Corp.	17	910
Ferro Corp. *	24	403
FutureFuel Corp.	40	581
Hawkins, Inc.	6	201
HB Fuller Co.	35	2,202
Ingevity Corp. *	27	2,024
Innospec, Inc.	5	524
Koppers Holdings, Inc. *	37	1,290
Kraton Corp. *	11	395
Minerals Technologies, Inc.	11	801
RPM International, Inc.	47	4,307
Scotts Miracle-Gro Co. (The)	13	3,283
Sensient Technologies Corp.	14	1,061
Trinseo SA	11	719
Valvoline, Inc.	62	1,619

		27,636

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	22	1,132
Brady Corp., Class A	17	930
Brink’s Co. (The)	32	2,568
Clean Harbors, Inc. *	17	1,454
Deluxe Corp.	15	613
Herman Miller, Inc.	27	1,105
HNI Corp.	18	703
IAA, Inc. *	43	2,367
Interface, Inc.	21	257
KAR Auction Services, Inc. *	41	612
Matthews International Corp., Class A	11	419
MSA Safety, Inc.	10	1,440
Pitney Bowes, Inc.	49	401
Stericycle, Inc. *	8	533
Tetra Tech, Inc.	17	2,331
UniFirst Corp.	5	1,051
Viad Corp. *	6	267

		18,183

Communications Equipment — 0.7%
ADTRAN, Inc.	18	295
Ciena Corp. *	48	2,627
Comtech Telecommunications Corp.	10	251
Digi International, Inc. *	11	205
Lumentum Holdings, Inc. *	29	2,649
Viavi Solutions, Inc. *	71	1,121

		7,148

Construction & Engineering — 2.0%
AECOM *	87	5,555
Aegion Corp. *	8	243
Arcosa, Inc.	17	1,113
Comfort Systems USA, Inc.	32	2,373
Dycom Industries, Inc. *	11	1,031
EMCOR Group, Inc.	38	4,302
Fluor Corp. *	50	1,155
MasTec, Inc. *	36	3,383
Matrix Service Co. *	20	261
MYR Group, Inc. *	5	366
Valmont Industries, Inc.	7	1,640

		21,422

Construction Materials — 0.2%
Eagle Materials, Inc.	9	1,223
US Concrete, Inc. *	6	411

		1,634

Consumer Finance — 0.7%
Encore Capital Group, Inc. * (a)	8	326
Enova International, Inc. *	11	401
EZCORP, Inc., Class A *	29	142
FirstCash, Inc.	14	900
Green Dot Corp., Class A *	16	751
LendingTree, Inc. *	2	469
Navient Corp.	78	1,119
PROG Holdings, Inc.	22	941
SLM Corp.	140	2,512

		7,561

Containers & Packaging — 0.7%
AptarGroup, Inc.	7	1,034
Greif, Inc., Class A	7	382
O-I Glass, Inc. *	130	1,915
Silgan Holdings, Inc.	51	2,127
Sonoco Products Co. (a)	31	1,981

		7,439

Distributors — 0.2%
Core-Mark Holding Co., Inc.	47	1,803

Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc. *	17	652
American Public Education, Inc. *	26	930
Graham Holdings Co., Class B	2	1,012
Grand Canyon Education, Inc. *	2	203
H&R Block, Inc.	58	1,272
Perdoceo Education Corp. *	26	316
Service Corp. International	15	776
Strategic Education, Inc.	7	662
WW International, Inc. *	17	538

		6,361

Diversified Financial Services — 0.4%
Jefferies Financial Group, Inc.	145	4,358

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Diversified Telecommunication Services — 0.2%
ATN International, Inc.	3	157
Cogent Communications Holdings, Inc.	13	908
Vonage Holdings Corp. *	82	970

		2,035

Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc.	72	3,195
IDACORP, Inc.	40	3,955
OGE Energy Corp.	79	2,541

		9,691

Electrical Equipment — 1.9%
Acuity Brands, Inc.	13	2,112
Encore Wire Corp.	23	1,571
EnerSys	15	1,346
Hubbell, Inc.	18	3,361
nVent Electric plc	54	1,518
Powell Industries, Inc.	35	1,189
Regal Beloit Corp.	43	6,070
Sunrun, Inc. * (a)	49	2,939

		20,106

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics, Inc. *	44	4,892
Avnet, Inc.	77	3,186
Bel Fuse, Inc., Class B	24	470
Belden, Inc.	12	551
Benchmark Electronics, Inc.	12	374
Cognex Corp.	38	3,154
Coherent, Inc. *	7	1,845
ePlus, Inc. *	14	1,345
Fabrinet (Thailand)*	41	3,661
II-VI, Inc. * (a)	28	1,914
Insight Enterprises, Inc. *	22	2,109
Itron, Inc. *	13	1,179
Jabil, Inc.	86	4,491
Littelfuse, Inc.	7	1,800
Methode Electronics, Inc.	11	480
National Instruments Corp.	42	1,827
OSI Systems, Inc. *	6	538
Sanmina Corp. *	55	2,276
SYNNEX Corp.	41	4,731
TTM Technologies, Inc. *	28	405
Vishay Intertechnology, Inc.	86	2,082

		43,310

Energy Equipment & Services — 0.4%
Bristow Group, Inc. *	9	239
ChampionX Corp. *	66	1,432
Helix Energy Solutions Group, Inc. *	27	139
Helmerich & Payne, Inc.	22	593
Nabors Industries Ltd. *	2	159
Oceaneering International, Inc. *	35	394
Oil States International, Inc. * (a)	21	124
Patterson-UTI Energy, Inc.	71	509
ProPetro Holding Corp. *	85	903
US Silica Holdings, Inc. * (a)	22	265

		4,757

Entertainment — 0.1%
Cinemark Holdings, Inc. * (a)	35	712
Marcus Corp. (The) *	10	196

		908

Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	30	567
Agree Realty Corp.	18	1,225
Alexander & Baldwin, Inc.	56	945
American Assets Trust, Inc.	31	1,009
American Campus Communities, Inc.	11	460
Armada Hoffler Properties, Inc.	18	221
Brixmor Property Group, Inc.	127	2,559
Camden Property Trust	46	5,061
CareTrust REIT, Inc.	29	673
Centerspace	10	666
Chatham Lodging Trust *	15	193
Community Healthcare Trust, Inc.	7	323
CoreSite Realty Corp.	6	671
Corporate Office Properties Trust	117	3,087
Cousins Properties, Inc.	75	2,654
CyrusOne, Inc. (a)	31	2,113
DiamondRock Hospitality Co. *	163	1,678
Douglas Emmett, Inc.	52	1,617
EastGroup Properties, Inc.	5	731
EPR Properties	10	481
Essential Properties Realty Trust, Inc.	54	1,235
First Industrial Realty Trust, Inc.	48	2,216
Four Corners Property Trust, Inc.	43	1,181
Getty Realty Corp.	5	152
Global Net Lease, Inc.	91	1,636
Healthcare Realty Trust, Inc.	42	1,273
Highwoods Properties, Inc.	87	3,753
Hudson Pacific Properties, Inc.	30	822
Independence Realty Trust, Inc.	28	420
Innovative Industrial Properties, Inc. (a)	10	1,784
JBG SMITH Properties	40	1,259
Kilroy Realty Corp.	35	2,294
Kite Realty Group Trust	29	564
Lamar Advertising Co., Class A	11	1,052
Life Storage, Inc.	30	2,587
Medical Properties Trust, Inc.	180	3,830
National Retail Properties, Inc.	26	1,128
NexPoint Residential Trust, Inc.	7	316
Omega Healthcare Investors, Inc.	45	1,652
Park Hotels & Resorts, Inc. *	129	2,776
Pebblebrook Hotel Trust	10	245
Physicians Realty Trust	41	724
PotlatchDeltic Corp.	40	2,130
Rayonier, Inc.	13	410
Retail Opportunity Investments Corp.	38	608
RPT Realty	31	355
Sabra Health Care REIT, Inc.	154	2,671
Saul Centers, Inc.	4	148
Service Properties Trust (a)	98	1,163
SITE Centers Corp.	99	1,345
Spirit Realty Capital, Inc. (a)	63	2,661
STORE Capital Corp. (a)	61	2,044
Summit Hotel Properties, Inc. *	72	733
Uniti Group, Inc. (a)	22	238
Urban Edge Properties	71	1,170
Urstadt Biddle Properties, Inc., Class A	17	278
Weingarten Realty Investors	83	2,227
Xenia Hotels & Resorts, Inc. *	87	1,693

		79,707

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	31	846
BJ’s Wholesale Club Holdings, Inc. *	39	1,767
Casey’s General Stores, Inc.	12	2,529
PriceSmart, Inc.	7	677
SpartanNash Co. (a)	12	237
Sprouts Farmers Market, Inc. *	43	1,137
United Natural Foods, Inc. * (a)	19	636

		7,829

Food Products — 1.7%
B&G Foods, Inc. (a)	20	615
Cal-Maine Foods, Inc. * (a)	10	365
Darling Ingredients, Inc. *	53	3,930
Flowers Foods, Inc.	82	1,942
Hain Celestial Group, Inc. (The) *	26	1,147
Ingredion, Inc.	38	3,414
J&J Snack Foods Corp.	2	298
John B Sanfilippo & Son, Inc.	3	307
Pilgrim’s Pride Corp. *	61	1,449
Post Holdings, Inc. *	20	2,146
Sanderson Farms, Inc.	7	1,028
Seneca Foods Corp., Class A *	9	445
Simply Good Foods Co. (The) * (a)	27	812
TreeHouse Foods, Inc. *	19	982

		18,880

Gas Utilities — 0.9%
National Fuel Gas Co.	34	1,686
New Jersey Resources Corp.	30	1,177
Southwest Gas Holdings, Inc.	19	1,275
Spire, Inc.	16	1,204
UGI Corp.	113	4,646

		9,988

Health Care Equipment & Supplies — 2.5%
Avanos Medical, Inc. *	15	634
CONMED Corp.	8	1,058
Cutera, Inc. *	5	156
Globus Medical, Inc., Class A *	25	1,523
Haemonetics Corp. *	19	2,131
Hill-Rom Holdings, Inc.	30	3,281
ICU Medical, Inc. *	12	2,506
Inogen, Inc. *	7	368
Integer Holdings Corp. *	10	949
Integra LifeSciences Holdings Corp. *	23	1,568
Lantheus Holdings, Inc. *	20	434
LivaNova plc *	14	1,032
Masimo Corp. *	16	3,674
Meridian Bioscience, Inc. *	19	491
Merit Medical Systems, Inc. *	16	970
Natus Medical, Inc.*	11	292
Neogen Corp. *	2	169
NuVasive, Inc. *	16	1,023
Orthofix Medical, Inc. *	16	681
Penumbra, Inc. * (a)	8	2,165
Quidel Corp. *	12	1,574

		26,679

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc. *	28	1,611
Addus HomeCare Corp. * (a)	5	502
Amedisys, Inc. *	12	3,098
AMN Healthcare Services, Inc. *	16	1,154
Chemed Corp.	5	2,391
CorVel Corp. *	3	339
Covetrus, Inc. *	30	887
Encompass Health Corp.	30	2,490
Ensign Group, Inc. (The)	16	1,530
HealthEquity, Inc. *	22	1,482
LHC Group, Inc. *	11	2,027
Magellan Health, Inc. *	29	2,747
MEDNAX, Inc. *	25	631
ModivCare, Inc. *	15	2,163
Molina Healthcare, Inc. *	23	5,304
Owens & Minor, Inc.	56	2,090
Patterson Cos., Inc.	31	997
R1 RCM, Inc. *	37	918
RadNet, Inc. *	14	300
Select Medical Holdings Corp. *	96	3,274
Tenet Healthcare Corp. *	42	2,179
Tivity Health, Inc. * (a)	75	1,676

		39,790

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	62	937
HealthStream, Inc. *	10	212
HMS Holdings Corp. *	52	1,938
NextGen Healthcare, Inc. *	16	293
Omnicell, Inc. *	13	1,740

		5,120

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc. *	8	447
Bloomin’ Brands, Inc. *	24	660
Boyd Gaming Corp. *	27	1,586
Brinker International, Inc. *	12	865
Cheesecake Factory, Inc. (The) * (a)	13	784
Churchill Downs, Inc.	3	750
Cracker Barrel Old Country Store, Inc.	5	903
Dine Brands Global, Inc. *	6	504
Jack in the Box, Inc.	8	900
Marriott Vacations Worldwide Corp. *	13	2,300
Papa John’s International, Inc.	8	709
Red Robin Gourmet Burgers, Inc. *	5	195
Ruth’s Hospitality Group, Inc. *	7	181
Scientific Games Corp. *	20	770
Six Flags Entertainment Corp. * (a)	26	1,222
Texas Roadhouse, Inc. *	19	1,838
Travel + Leisure Co.	38	2,295
Wendy’s Co. (The)	51	1,031
Wingstop, Inc.	3	382
Wyndham Hotels & Resorts, Inc.	22	1,535

		19,857

Household Durables — 1.7%
Cavco Industries, Inc. *	3	609
Helen of Troy Ltd. *	8	1,682
Installed Building Products, Inc.	7	787
iRobot Corp. * (a)	9	1,124
KB Home	28	1,303
La-Z-Boy, Inc.	15	628
M/I Homes, Inc. *	9	508
MDC Holdings, Inc.	13	793
Meritage Homes Corp. *	12	1,103
Taylor Morrison Home Corp. *	42	1,279
Tempur Sealy International, Inc.	62	2,274

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Toll Brothers, Inc.	37	2,076
TopBuild Corp. *	11	2,347
Tri Pointe Homes, Inc. *	44	894
Tupperware Brands Corp. *	13	353
Universal Electronics, Inc. *	9	489

		18,249

Household Products — 0.3%
Central Garden & Pet Co. *	33	1,920
Central Garden & Pet Co., Class A *	15	768
Energizer Holdings, Inc.	21	1,011

		3,699

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	19	3,165

Insurance — 3.8%
Alleghany Corp. *	6	4,048
American Equity Investment Life Holding Co.	47	1,476
American Financial Group, Inc.	37	4,228
Assured Guaranty Ltd.	38	1,619
Brighthouse Financial, Inc. *	28	1,226
Brown & Brown, Inc.	28	1,291
CNO Financial Group, Inc.	40	974
eHealth, Inc. * (a)	8	589
First American Financial Corp.	73	4,130
Hanover Insurance Group, Inc. (The)	21	2,671
James River Group Holdings Ltd.	11	479
Kemper Corp.	20	1,610
Old Republic International Corp.	139	3,031
Primerica, Inc.	18	2,676
ProAssurance Corp.	17	450
Reinsurance Group of America, Inc.	29	3,693
RenaissanceRe Holdings Ltd. (Bermuda)	16	2,596
Selective Insurance Group, Inc.	19	1,377
SiriusPoint Ltd. (Bermuda) *	30	307
Stewart Information Services Corp.	37	1,915
Trupanion, Inc. * (a)	10	770
United Insurance Holdings Corp. (a)	31	220
Universal Insurance Holdings, Inc.	11	159

		41,535

Interactive Media & Services — 0.3%
QuinStreet, Inc. *	43	873
TripAdvisor, Inc. *	30	1,592
Yelp, Inc. *	25	963

		3,428

Internet & Direct Marketing Retail — 0.2%
Grubhub, Inc. * (a)	12	696
Stamps.com, Inc. *	9	1,776

		2,472

IT Services — 2.3%
Alliance Data Systems Corp.	15	1,637
Cardtronics plc, Class A *	14	558
Concentrix Corp. *	16	2,366
CONTRA BMTECHNOLOGIES *	16	185
EVERTEC, Inc. (Puerto Rico)	19	711
ExlService Holdings, Inc. *	11	1,024
LiveRamp Holdings, Inc. *	21	1,089
MAXIMUS, Inc.	21	1,870
NIC, Inc.	22	753
Perficient, Inc. *	11	658
Perspecta, Inc.	103	3,003
Sabre Corp.*(a)	99	1,465
Sykes Enterprises, Inc. *	53	2,357
TTEC Holdings, Inc.	29	2,912
Unisys Corp. *	39	995
WEX, Inc. *	13	2,804

		24,387

Leisure Products — 0.8%
Brunswick Corp.	29	2,747
Mattel, Inc. *	119	2,372
Polaris, Inc.	18	2,467
YETI Holdings, Inc. *	22	1,596

		9,182

Life Sciences Tools & Services — 1.6%
Bio-Techne Corp.	13	4,774
Charles River Laboratories International, Inc. *	17	5,044
Medpace Holdings, Inc. *	9	1,411
NeoGenomics, Inc. * (a)	35	1,707
PRA Health Sciences, Inc. *	21	3,174
Syneos Health, Inc. *	23	1,714

		17,824

Machinery — 4.5%
AGCO Corp.	40	5,765
Alamo Group, Inc.	3	468
Albany International Corp., Class A	10	835
Barnes Group, Inc.	16	783
Chart Industries, Inc. *	11	1,594
Colfax Corp. *	29	1,270
Crane Co.	49	4,584
Federal Signal Corp.	19	717
Graco, Inc.	8	544
Hillenbrand, Inc.	34	1,622
ITT, Inc.	45	4,110
John Bean Technologies Corp.	11	1,467
Lincoln Electric Holdings, Inc.	5	652
Lydall, Inc. *	7	236
Meritor, Inc. *	25	736
Middleby Corp. (The) *	7	1,177
Mueller Industries, Inc.	19	777
Nordson Corp.	10	1,887
Oshkosh Corp.	40	4,687
SPX Corp. *	16	932
SPX FLOW, Inc.	14	874
Standex International Corp.	4	401
Terex Corp.	58	2,666
Timken Co. (The)	64	5,200
Toro Co. (The)	33	3,383
Wabash National Corp.	66	1,243
Woodward, Inc.	5	651

		49,261

Marine — 0.1%
Kirby Corp. *	12	717
SEACOR Holdings, Inc. *	5	216

		933

Media — 0.9%
AMC Networks, Inc., Class A * (a)	10	532
Cable One, Inc. (a)	2	3,108
EW Scripps Co. (The), Class A	19	364
Gannett Co., Inc. * (a)	43	231

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
John Wiley & Sons, Inc., Class A	14	743
Meredith Corp. *	13	401
New York Times Co. (The), Class A	13	653
TEGNA, Inc.	183	3,443

		9,475

Metals & Mining — 2.2%
Allegheny Technologies, Inc. *	115	2,426
Arconic Corp. *	84	2,143
Carpenter Technology Corp.	16	658
Century Aluminum Co. *	13	237
Cleveland-Cliffs, Inc.	210	4,216
Commercial Metals Co.	16	495
Haynes International, Inc.	18	522
Kaiser Aluminum Corp.	15	1,697
Materion Corp.	15	967
Reliance Steel & Aluminum Co.	24	3,638
Royal Gold, Inc.	5	581
Steel Dynamics, Inc.	70	3,546
SunCoke Energy, Inc.	176	1,234
Warrior Met Coal, Inc.	100	1,710

		24,070

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc. (a)	49	685
Granite Point Mortgage Trust, Inc.	17	198
KKR Real Estate Finance Trust, Inc. (a)	55	1,006
New York Mortgage Trust, Inc.	115	513
PennyMac Mortgage Investment Trust	62	1,215
Ready Capital Corp.	13	176
Redwood Trust, Inc.	283	2,945

		6,738

Multiline Retail — 0.7%
Big Lots, Inc.	14	922
Kohl’s Corp.	50	2,998
Macy’s, Inc. *	103	1,671
Nordstrom, Inc. *	34	1,303
Ollie’s Bargain Outlet Holdings, Inc. * (a)	11	983

		7,877

Multi-Utilities — 0.7%
Black Hills Corp.	21	1,369
MDU Resources Group, Inc.	142	4,479
NorthWestern Corp.	23	1,476

		7,324

Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Corp.	91	817
Callon Petroleum Co. * (a)	5	186
Cimarex Energy Co.	58	3,461
CNX Resources Corp. * (a)	66	969
EQT Corp. *	92	1,709
Green Plains, Inc. * (a)	31	834
Murphy Oil Corp.	61	1,004
Par Pacific Holdings, Inc. *	80	1,127
PBF Energy, Inc., Class A *	24	340
PDC Energy, Inc. *	33	1,150
Range Resources Corp. *	78	804
Renewable Energy Group, Inc. *	31	2,041
REX American Resources Corp. *	2	168
Southwestern Energy Co. *	210	975
World Fuel Services Corp.	19	668

		16,253

Paper & Forest Products — 0.8%
Domtar Corp.	63	2,319
Glatfelter Corp.	15	257
Louisiana-Pacific Corp.	84	4,660
Mercer International, Inc. (Germany)	16	229
Neenah, Inc.	15	750
Schweitzer-Mauduit International, Inc.	11	535

		8,750

Personal Products — 0.4%
Coty, Inc., Class A *	94	844
Edgewell Personal Care Co.	19	737
elf Beauty, Inc. *	12	325
Medifast, Inc.	4	919
Nu Skin Enterprises, Inc., Class A	19	1,005
USANA Health Sciences, Inc. * (a)	4	361

		4,191

Pharmaceuticals — 0.4%
Endo International plc *	254	1,881
Lannett Co., Inc. * (a)	306	1,614
Prestige Consumer Healthcare, Inc. *	19	815
Supernus Pharmaceuticals, Inc. *	16	411

		4,721

Professional Services — 2.3%
ASGN, Inc. *	18	1,756
CACI International, Inc., Class A *	15	3,678
CoreLogic, Inc.	24	1,926
FTI Consulting, Inc. *	11	1,593
Heidrick & Struggles International, Inc.	40	1,440
Insperity, Inc.	11	888
KBR, Inc.	92	3,547
Kelly Services, Inc., Class A *	13	290
Korn Ferry	44	2,769
ManpowerGroup, Inc.	38	3,807
ManTech International Corp., Class A	10	887
Resources Connection, Inc.	38	509
Science Applications International Corp.	16	1,353
TrueBlue, Inc. *	20	439

		24,882

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc. *	18	3,274
RE/MAX Holdings, Inc., Class A	7	280
Realogy Holdings Corp. *	111	1,672

		5,226

Road & Rail — 1.0%
ArcBest Corp.	57	4,026
Avis Budget Group, Inc. * (a)	15	1,110
Landstar System, Inc.	23	3,873
Saia, Inc. *	7	1,683

		10,692

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc.	13	1,473
Axcelis Technologies, Inc. *	12	477
Cirrus Logic, Inc. *	20	1,657
CMC Materials, Inc.	2	379
Cohu, Inc. *	13	561
Cree, Inc. *	21	2,314
Diodes, Inc. *	13	1,038
First Solar, Inc. *	27	2,348
FormFactor, Inc. *	28	1,263
Ichor Holdings Ltd. *	9	457

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kulicke & Soffa Industries, Inc. (Singapore)	75	3,670
MKS Instruments, Inc.	17	3,221
Photronics, Inc. *	19	244
Power Integrations, Inc.	19	1,532
Rambus, Inc. *	37	713
Semtech Corp. *	22	1,518
Silicon Laboratories, Inc. *	14	1,975
SMART Global Holdings, Inc. *	35	1,606
SolarEdge Technologies, Inc. *	16	4,658
Synaptics, Inc. * (a)	11	1,503
Ultra Clean Holdings, Inc. *	26	1,493
Universal Display Corp.	14	3,220
Veeco Instruments, Inc. *	2	45

		37,365

Software — 2.7%
ACI Worldwide, Inc. *	35	1,332
Bottomline Technologies DE, Inc. *	11	516
CDK Global, Inc.	38	2,054
Ceridian HCM Holding, Inc. *	41	3,438
CommVault Systems, Inc. *	16	1,045
Fair Isaac Corp. *	9	4,547
InterDigital, Inc.	10	660
j2 Global, Inc. * (a)	16	1,882
LivePerson, Inc. * (a)	20	1,034
Manhattan Associates, Inc. *	20	2,301
Paylocity Holding Corp. *	12	2,086
Progress Software Corp.	22	969
PTC, Inc. *	33	4,543
Qualys, Inc. * (a)	11	1,100
SPS Commerce, Inc. *	12	1,231
Xperi Holding Corp.	36	793

		29,531

Specialty Retail — 4.0%
Aaron’s Co., Inc. (The)	11	279
Abercrombie & Fitch Co., Class A *	19	659
American Eagle Outfitters, Inc.	68	1,994
America’s Car-Mart, Inc. *	3	381
Asbury Automotive Group, Inc. *	6	1,258
AutoNation, Inc. *	21	1,948
Bed Bath & Beyond, Inc. *	43	1,242
Boot Barn Holdings, Inc. *	9	586
Caleres, Inc.	15	336
Children’s Place, Inc. (The) * (a)	5	337
Designer Brands, Inc., Class A *	22	388
Dick’s Sporting Goods, Inc. (a)	22	1,646
Five Below, Inc. *	11	2,022
Foot Locker, Inc.	37	2,087
GameStop Corp., Class A * (a)	18	3,341
Genesco, Inc. *	5	238
Group 1 Automotive, Inc.	6	884
Guess?, Inc. (a)	16	369
Haverty Furniture Cos., Inc. (a)	5	198
Hibbett Sports, Inc. *	5	358
Lithia Motors, Inc., Class A	9	3,316
Lumber Liquidators Holdings, Inc. *	9	226
MarineMax, Inc. *	7	350
Michaels Cos., Inc. (The) *	34	735
Murphy USA, Inc.	8	1,214
ODP Corp. (The) *	42	1,826
Rent-A-Center, Inc.	38	2,214
RH * (a)	5	2,923
Sally Beauty Holdings, Inc. * (a)	31	614
Signet Jewelers Ltd. * (a)	19	1,090
Sleep Number Corp. *	8	1,205
Sonic Automotive, Inc., Class A	7	347
Urban Outfitters, Inc. *	23	840
Williams-Sonoma, Inc.	27	4,857
Zumiez, Inc. *	27	1,175

		43,483

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp. *	23	617
Diebold Nixdorf, Inc. *	28	400
NCR Corp. *	46	1,727

		2,744

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	51	2,591
Columbia Sportswear Co.	3	306
Crocs, Inc. *	25	1,979
Deckers Outdoor Corp. *	9	3,074
Fossil Group, Inc. * (a)	18	219
G-III Apparel Group Ltd. *	14	419
Kontoor Brands, Inc.	18	883
Oxford Industries, Inc.	5	428
Skechers U.S.A., Inc., Class A *	44	1,829
Steven Madden Ltd.	26	986
Unifi, Inc. *	7	196
Wolverine World Wide, Inc.	27	1,015

		13,925

Thrifts & Mortgage Finance — 1.4%
Essent Group Ltd.	37	1,767
Flagstar Bancorp, Inc.	16	731
HomeStreet, Inc.	9	375
Meta Financial Group, Inc.	11	485
MGIC Investment Corp.	106	1,463
Mr. Cooper Group, Inc. *	23	806
New York Community Bancorp, Inc.	149	1,885
NMI Holdings, Inc., Class A *	49	1,165
Northfield Bancorp, Inc.	15	237
Northwest Bancshares, Inc.	224	3,237
Provident Financial Services, Inc.	21	470
TrustCo Bank Corp.	136	1,004
Walker & Dunlop, Inc.	9	925
WSFS Financial Corp.	16	807

		15,357

Tobacco — 0.1%
Universal Corp.	9	513
Vector Group Ltd.	39	547

		1,060

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	13	1,167
Boise Cascade Co.	22	1,328
DXP Enterprises, Inc. *	4	127
GMS, Inc. *	13	555
MSC Industrial Direct Co., Inc., Class A	15	1,353
NOW, Inc. *	106	1,067
Univar Solutions, Inc. *	103	2,225
Veritiv Corp. *	20	834
Watsco, Inc.	2	599

		9,255

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Water Utilities — 0.5%
American States Water Co.	12	881
California Water Service Group	15	868
Essential Utilities, Inc.	73	3,244

		4,993

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	16	766
Spok Holdings, Inc.	93	980
Telephone and Data Systems, Inc.	68	1,550

		3,296

TOTAL COMMON STOCKS (Cost $629,501)		1,042,261

SHORT-TERM INVESTMENTS — 6.5%
INVESTMENT COMPANIES — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $36,761)	36,747	36,765

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	28,007	28,010
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	5,161	5,161

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,171)		33,171

TOTAL SHORT-TERM INVESTMENTS (Cost $69,932)		69,936

Total Investments — 102.8% (Cost $699,433)		1,112,197
Liabilities in Excess of Other Assets — (2.8)%		(30,496)

Net Assets — 100.0%		1,081,701

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $32,511.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-mini Index	85	06/2021	USD	9,449	(161)
S&P Midcap 400 E-Mini Index	109	06/2021	USD	28,438	369

					208

Abbreviations

USD	United States Dollar

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,112,197	$—	$—	$1,112,197

Appreciation in Other Financial Instruments
Futures Contracts (a)	$369	$—	$—	$369
Depreciation in Other Financial Instruments
Futures Contracts (a)	(161)	—	—	(161)

Total Net Appreciation/Depreciation in Other Financial Instruments	$208	$–	$—	$208

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$24,762	$124,273	$112,261	$(7)	$(2)	$36,765	36,747	$23	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	35,019	96,000	103,000	(7)	(2)	28,010	28,007	45	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	4,323	95,250	94,412	—	—	5,161	5,161	2	—

Total	$64,104	$315,523	$309,673	$(14)	$(4)	$69,936		$70	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.